UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     May 16, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $1,852,993 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    71137   830167 SH       SOLE                   699567            130600
Accenture Ltd.              COM                 G1150G111    19822   820772 SH       SOLE                   688972            131800
American International GroupCOM                 026874107    65191  1176527 SH       SOLE                   992953            183574
American International GroupCOM                 026874107     7232   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    97847  2105132 SH       SOLE                  1780532            324600
American Standard Companies COM                 029712106     7460   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    20355   774545 SH       SOLE                   652545            122000
Baker Hughes Inc.           COM                 057224107    13520   303887 SH       SOLE                   256287             47600
Bank of America Corp.       COM                 060505104    41693   945425 SH       SOLE                   804025            141400
Bank of America Corp.       COM                 060505104     8820   200000 SH       DEFINED 01             200000
Bank of New York Inc.       COM                 064057102    27474   945747 SH       SOLE                   813947            131800
Baxter International Inc.   COM                 071813109    35381  1041237 SH       SOLE                   883037            158200
Baxter International Inc.   COM                 071813109     5165   152000 SH       DEFINED 01             152000
Black & Decker Corp         COM                 091797100    53156   672950 SH       SOLE                   568650            104300
Boston Scientific Corp      COM                 101137107    35826  1223135 SH       SOLE                  1035735            187400
Boston Scientific Corp      COM                 101137107     4393   150000 SH       DEFINED 01             150000
BP PLC ADR                  COM                 055622104     1872    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    59188  1263346 SH       SOLE                  1058346            205000
Cardinal Health Inc.        COM                 14149Y108    24045   430908 SH       SOLE                   365008             65900
Celanese Corp. - Series A   COM                 150870103    37915  2107535 SH       SOLE                  1791935            315600
Celanese Corp. - Series A   COM                 150870103     5397   300000 SH       DEFINED 01             300000
Cendant Corp.               COM                 151313103     3594   175000 SH       DEFINED 01             175000
Cendant Corp.               COM                 151313103    27521  1339870 SH       SOLE                  1128870            211000
Cigna Corp                  COM                 125509109     8483    95000 SH       DEFINED 01              95000
Cigna Corp                  COM                 125509109    72445   811253 SH       SOLE                   684553            126700
CIT Group Inc.              COM                 125581108     6156   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    79068  1759402 SH       SOLE                  1490876            268526
Citigroup Inc.              COM                 172967101     5053   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     6470    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102    35612   622479 SH       SOLE                   521579            100900
Cooper Cameron Corp.        COM                 216640102    11442   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100    60795  1155362 SH       SOLE                   971162            184200
Eaton Corp.                 COM                 278058102    43401   663620 SH       SOLE                   558220            105400
Fisher Scientific Intl.     COM                 338032204     1648    28950 SH       SOLE                    28950
Goldman Sachs Group Inc.    COM                 38141G104    60717   552026 SH       SOLE                   461326             90700
HCA Inc.                    COM                 404119109    46643   870697 SH       SOLE                   738197            132500
IAC/Interactive Corp.       COM                 44919P102     2784   125000 SH       DEFINED 01             125000
IAC/Interactive Corp.       COM                 44919P102    28736  1290360 SH       SOLE                  1092610            197750
Illinois Tool Works         COM                 452308109    18485   206462 SH       SOLE                   173562             32900
Int'l Business Machines     COM                 459200101    45960   502952 SH       SOLE                   423852             79100
Interstate Bakeries         COM                 46072H108     1475   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    61362  1181865 SH       SOLE                   999065            182800
J.C. Penney Co. Inc.        COM                 708160106     5192   100000 SH       DEFINED 01             100000
JP Morgan Chase & Co.       COM                 46625H100     1592    46000 SH       SOLE                    46000
Laboratory Corp of America  COM                 50540R409     4820   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    41217   855132 SH       SOLE                   719132            136000
Mattel Inc.                 COM                 577081102    46510  2178475 SH       SOLE                  1839775            338700
Mattel Inc.                 COM                 577081102     4270   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    37290  1542832 SH       SOLE                  1304032            238800
Microsoft Corp.             COM                 594918104     2417   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     2251    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    43016   516342 SH       SOLE                   433342             83000
Pentair Inc.                COM                 709631105    37523   962140 SH       SOLE                   812440            149700
Pentair Inc.                COM                 709631105     4680   120000 SH       DEFINED 01             120000
Pioneer Companies Inc.      COM                 723643300     4653   205000 SH       DEFINED 01             205000
Reebok International Ltd.   COM                 785110100     4430   100000 SH       DEFINED 01             100000
Schlumberger Ltd.           COM                 806857108    23471   333020 SH       SOLE                   280120             52900
Texas Instruments Inc.      COM                 882508104    40652  1594817 SH       SOLE                  1349017            245800
Texas Instruments Inc.      COM                 882508104     5098   200000 SH       DEFINED 01             200000
The Scotts Company Cl A     COM                 810186106      421     6000 SH       SOLE                     6000
Tiffany & Co.               COM                 886547108    12983   376102 SH       SOLE                   317502             58600
Univision Communications - ACOM                 914906102    26606   960840 SH       SOLE                   817540            143300
Univision Communications - ACOM                 914906102     5815   210000 SH       DEFINED 01             210000
Viacom Inc Cl B             COM                 925524308    48440  1390758 SH       SOLE                  1174158            216600
Viacom Inc Cl B             COM                 925524308     6966   200000 SH       DEFINED 01             200000
Vishay Intertechnology      COM                 928298108     1243   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    41163  1432767 SH       SOLE                  1207467            225300
Wells Fargo & Co.           COM                 949746101    32875   549756 SH       SOLE                   460856             88900
Wells Fargo & Co.           COM                 949746101     5980   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    39785   587410 SH       SOLE                   497010             90400
Whirlpool Inc.              COM                 963320106     6773   100000 SH       DEFINED 01             100000
Yellow Roadway Corp         COM                 985577105      503     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105     7317   125000 SH       DEFINED 01             125000
York Intl Corp New          COM                 986670107    36302   926555 SH       SOLE                   785930            140625